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                    Lincoln Variable Insurance Products Trust
                             1300 S. Clinton Street
                              Fort Wayne, IN 46802

May 3, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

     Re:  Lincoln Variable Insurance Products Trust
          File Nos. 033-70742; 811-08090
          (35 Funds)

Dear Sir or Madam:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that, with the exception of the Prospectuses (Standard Class and Service Class) for the LVIP SSgA International Index Fund and the LVIP Wilshire Aggressive Profile Fund, (i) the form of Prospectuses and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Registrant's Post-Effective Amendment No. 82 to the Registration Statement under the Securities Act of 1933, and (ii) the text of the most recent Amendment to the Registration Statement has been filed electronically.

If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at (260) 455-6918.

Very truly yours,

/s/ Colleen E. Tonn
-------------------
Colleen E. Tonn
Senior Counsel

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